CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 667,458.7	$ 10,251.2	₨ 552,686.8	₨ 470,818.5
Trading securities	4,049.1	62.2	5,041.8	5,659.9
Available for sale securities	158,209.2	2,429.9	154,618.6	136,062.4
Other	13,748.3	211.2	13,207.1	12,887.8
Total interest and dividend revenue	843,465.3	12,954.5	725,554.3	625,428.6
Interest expense:
Deposits	326,717.8	5,017.9	308,078.3	283,764.7
Short-term borrowings	26,004.4	399.4	21,821.9	16,265.2
Long-term debt	67,297.5	1,033.6	43,781.1	32,811.0
Other	295.0	4.5	77.4	226.2
Total interest expense	420,314.7	6,455.4	373,758.7	333,067.1
Net interest revenue	423,150.6	6,499.1	351,795.6	292,361.5
Provision for credit losses	59,397.8	912.3	37,951.4	21,531.3
Net interest revenue after provision for credit losses	363,752.8	5,586.8	313,844.2	270,830.2
Non-interest revenue, net:
Fees and commissions	120,060.9	1,844.0	94,120.3	83,762.8
Trading securities gain/(loss), net	(63.4)	(1.0)	467.2	1,519.3
Realized gain/(loss) on sales of available for sale securities, net	10,853.2	166.7	9,606.2	5,646.0
Other than temporary impairment losses on available for sale securities	(149.1)	(2.3)	(13.4)	(54.9)
Foreign exchange transactions	6,209.5	95.4	11,282.7	(10,145.4)
Derivatives gain/(loss), net	6,742.6	103.6	(5,738.5)	15,067.2
Other, net	953.3	14.6	601.6	1,038.9
Total non-interest revenue, net	144,607.0	2,221.0	110,326.1	96,833.9
Total revenue, net	508,359.8	7,807.8	424,170.3	367,664.1
Non-interest expense:
Salaries and staff benefits	98,714.6	1,516.2	93,060.5	85,932.9
Premises and equipment	29,816.9	457.9	28,024.2	24,102.6
Depreciation and amortization	9,678.9	148.7	8,876.9	7,427.5
Administrative and other	93,042.0	1,429.1	74,240.2	64,607.3
Amortization of intangible assets	1.0	0.0	3.0	7.0
Total non-interest expense	231,253.4	3,551.9	204,204.8	182,077.3
Income before income tax	277,106.4	4,255.9	219,965.5	185,586.8
Income tax expense	98,272.5	1,509.3	79,224.9	67,536.9
Net income before noncontrolling interest	178,833.9	2,746.6	140,740.6	118,049.9
Less: Net income attributable to shareholders of noncontrolling interest	319.0	4.9	210.8	134.6
Net income attributable to HDFC Bank Limited	₨ 178,514.9	$ 2,741.7	₨ 140,529.8	₨ 117,915.3
Per share information:
Earnings per equity share-basic | (per share)	₨ 69.18	$ 1.06	₨ 55.23	₨ 46.84
Earnings per equity share-diluted | (per share)	68.29	1.05	54.57	46.33
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic | (per share)	207.54	3.18	165.69	140.52
Earnings per ADS-diluted | (per share)	204.87	3.15	163.71	138.99
Dividends declared per equity share | (per share)	₨ 13.00	$ 0.20	₨ 11.00	₨ 9.50